Associated companies (Details 2) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Balance sheet value	$ 15,370	$ 14,304
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Balance sheet value	8,121	7,644
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Balance sheet value	7,020	6,448
Others
Disclosure of associates [line items]
Balance sheet value	$ 229	$ 212